UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $112,915 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     4867    86345 SH       SOLE                    86345
AMGEN                          COM              031162100     5860    91355 SH       SOLE                    91355
ANHEUSER-BUSCH                 COM              035229103     4471    88135 SH       SOLE                    88135
BERKSHIRE HATHAWAY 'B'         COM              084670702     5922     2017 SH       SOLE                     2017
BLOCK H & R INC                COM              093671105     5230   106735 SH       SOLE                   106735
COLGATE-PALMOLIVE              COM              194162103     4228    82640 SH       SOLE                    82640
DELL INC.                      COM              24702R101     5554   131795 SH       SOLE                   131795
GENERAL ELECTRIC               COM              369604103     6218   170354 SH       SOLE                   170354
GILLETTE                       COM              375766102     2979    66535 SH       SOLE                    66535
HARLEY-DAVIDSON                COM              412822108     7372   121353 SH       SOLE                   121353
HERSHEY COMPANY                COM              427866108     9583   172534 SH       SOLE                   172534
JOHNSON CONTROLS               COM              478366107      276     4350 SH       SOLE                     4350
JOHNSON&JOHNSON                COM              478160104      257     4055 SH       SOLE                     4055
LAB. CORP. AMER.               COM              50540r409     5705   114520 SH       SOLE                   114520
MEDTRONIC, INC.                COM              585055106     5793   116626 SH       SOLE                   116626
MFS Muni Income TR SBI         COM              552738106      144    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     6475   242315 SH       SOLE                   242315
McGRAW HILL CO.                COM              580645109     7772    84905 SH       SOLE                    84905
PATTERSON INC.                 COM              703395103    10825   249485 SH       SOLE                   249485
PEPSICO INC.                   COM              713448108      272     5220 SH       SOLE                     5220
PFIZER INC COM                 COM              717081103     5379   200028 SH       SOLE                   200028
SHERWIN WILLIAMS               COM              824348106     5726   128300 SH       SOLE                   128300
SPDR TR Unit Ser 1             COM              78462F103     2006    16600 SH       SOLE                    16600